SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	21,943	21,746
Granted	100	1,675
Number of Options, Forfeited	(88)	(312)
Number of Options, Ending balance	14,991	21,943
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	27,609	16,908
Granted	17,769	23,400
Vested and Issued	(19,376)	(10,631)
Number of Options, Forfeited	(1,383)	(2,068)
Number of Options, Ending balance	24,619	27,609